FIRST-TIME ADOPTION OF IFRS	12 Months Ended
Jan. 31, 2022
FIRST-TIME ADOPTION OF IFRS

4. FIRST-TIME ADOPTION OF IFRS

These consolidated financial statements, for the year ended January 31, 2022, are the first the Company has prepared in accordance with IFRS. For periods up to and including the year ended January 31, 2021, the Company prepared its financial statements in accordance with United States generally accepted accounting principles (“GAAP”).

Accordingly, the Company has prepared financial statements that comply with IFRS applicable as at January 31, 2022, together with the comparative period data for the year ended January 31, 2021, as described in the summary of significant accounting policies. In preparing the financial statements, the Company’s opening statement of financial position was prepared as at February 1, 2020. This note explains the principal adjustments made by the Company in restating its GAAP consolidated financial statements, including the statement of financial position as at February 1, 2020 and the financial statements as of, and for, the year ended January 31, 2021.

Exemptions applied

IFRS 1 allows first-time adopters certain exemptions from the retrospective application of certain requirements under IFRS. The Company has considered the following exemptions that were relevant to its business operations:

●	The Company assessed all contracts existing at February 1, 2020, to determine whether a contract contains a lease based upon the conditions in place as at February 1, 2020. The Company determined that no lease liabilities existed.

The Company assessed the effects of adoption of IFRS on the consolidated financial statements, for the years ended January 31, 2022 and 2021, and determined that the adoption did not result in changes. Therefore no reconciliation was required.